CONTINGENCIES (Details Textual)	12 Months Ended
	Dec. 31, 2012 Contingency With Eden [Member] EUR (€)	Dec. 31, 2011 Contingency With Eden [Member] USD ($)	Dec. 31, 2012 Contingency With Landlord [Member] CNY sqft
Loss Contingency, Damages Paid, Value		$ 552,000
Loss Contingency Damages Paid Value Description		138,000
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	The company strongly disagreed with Eden on the claims and is currently appealing and seeking to recover Euro 552,000 through arbitration in Italy.
Loss Contingency, Damages Awarded, Value	500,000
Security Deposit	500,000
Land Subject to Ground Leases			160,000
Lease Expiration Period			3 years
Operating Leases, Rent Expense			900,000
Loss Contingency, Damages Sought, Value			2,000,000